Significant Accounting Policies: Foreign Currency and Comprehensive Income (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Policies
Foreign Currency and Comprehensive Income

Foreign Currency and Comprehensive Income

The Company’s functional currencies are the United States dollar (USD) and the Canadian dollar (CAD), the reporting currency is USD.  All transactions initiated in other currencies are translated into the reporting currency in accordance with ASC830-20, “Foreign Currency Matters – Foreign Currency Transactions”. The period-end exchange rates of 0.940531 and 0.982898 were used to convert the Company’s December 31, 2013 and March 31, 2013 balance sheets, respectively, and the statements of operations used weighted average rates of 0.64101 and 1.02760 for the nine months ended December 31, 2013 and 2012, respectively. All amounts in the financial statements and footnotes are presumed to be stated in USD, unless otherwise identified. Foreign currency translation gains or losses as a result of fluctuations in the exchange rates are reflected in the Statement of Operations and Other Comprehensive Income.

Foreign Currency and Comprehensive Income

The Company’s functional currency is the Canadian Dollar (CAD). The financial statements of the Company were translated to U.S. Dollars (USD) using year-end exchange rates for the balance sheet, and average exchange rates for the statements of operations.  Equity transactions were translated using historical rates.  The period-end exchange rates of 0.982898 and 1.00274 were used to convert the Company’s March 31, 2013 and 2012 balance sheets, respectively, and the statements of operations used weighted average rates of 0.982898 and 1.0075 for the years ended March 31, 2013 and 2012, respectively. All amounts in the financial statements and footnotes are presumed to be stated in USD, unless otherwise identified. Foreign currency translation gains or losses as a result of fluctuations in the exchange rates are reflected in the Statement of Operations and Comprehensive Income.